Consolidated Statements Of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital	Share Capital Series B Shareholders	Share Premium	Share Premium Series B Shareholders	Own Share Reserve	Share Option Reserve	Foreign Currency Translation Reserve	Capital Reserve	Accumulated Deficit
Beginning balance at Dec. 31, 2014	£ 34,508	£ 659		£ 42,574		£ (339)	£ 2,506			£ (10,892)
Loss for the year	(5,332)									(5,332)
Other comprehensive expense for the year	(1)							£ (1)
Total comprehensive loss for the year	(5,333)							(1)		(5,332)
Share-based payments	785						785
Ending balance at Dec. 31, 2015	29,960	659		42,574		(339)	3,291	(1)		(16,224)
Loss for the year	(6,049)									(6,049)
Other comprehensive expense for the year	(2)							(2)
Total comprehensive loss for the year	(6,051)							(2)		(6,049)
Share-based payments	1,132						1,132
Exercise of share options	200	4		196			(17)			17
Issue of share capital		4		196
Ending balance at Dec. 31, 2016	25,241	663		42,770		(339)	4,406	(3)		(22,256)
Loss for the year	(23,085)									(23,085)
Other comprehensive expense for the year	(8)							(8)
Total comprehensive loss for the year	(23,093)							(8)		(23,085)
Share-based payments	11,731						11,731
Reduction in share premium				(42,466)					£ 42,466
Exercise of share options	120	1		119			(180)			180
Lapse Of Share Options							(2)			2
Bonus issue to series B shareholders		304	£ 304	(304)	£ (304)
Issue of share capital	79,834	304		79,530
Transaction costs	(413)			(413)
Ending balance at Dec. 31, 2017	£ 93,420	£ 1,272		£ 79,236		£ (339)	£ 15,955	£ (11)	£ 42,466	£ (45,159)